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    As filed with the Securities and Exchange Commission on November 4, 1996

                                              1933 Act Registration No. 33-60812
                                              1940 Act Registration No. 811-7630

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  ------------

                                   FORM N-1A
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933 (X)
                       Pre-Effective Amendment No.    ( )
                       Post-Effective Amendment No. 5 (X)
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                       Amendment No. 7                (X)

                                  ------------

                        PaineWebber Investment Trust III
               (Exact Name of Registrant as Specified in Charter)

                          1285 Avenue of the Americas
                              New York, N.Y. 10019
                    (Address of principal executive office)

      Registrant's Telephone Number, Including Area Code: (212) 713-2000

                           Dianne E. O'Donnell, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                              New York, N.Y. 10019
                    (Name and Address of Agent for Service)

                                   Copies to:

                                 Elinor Gammon
                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                           Washington, DC 20036-1800

It is proposed that this filing will become effective (check appropriate box)
     X    Immediately upon filing pursuant to paragraph (b) of Rule 485
     -
     _    On _____________ pursuant to paragraph (b) of Rule 485
     _    60 days after filing pursuant to paragraph (a)(i) of Rule 485
     _    On _____________ pursuant to paragraph (a)(i) of Rule 485
     _    75 days after filing pursuant to paragraph (a)(ii) of Rule 485
     _    On _____________ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
     _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

     The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. A Rule 24f-2 notice for the period ended July 26, 1996 was filed by the Registrant on September 15, 1996.


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Pursuant  to  paragraph  (a)(2)  and  (b)(3) of Rule  24f-2,  Registrant  hereby terminates its current effective declaration.


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                        PaineWebber Investment Trust III

     The Purpose of this Post-Effective Amendment to the Registration Statement for PaineWebber Investment Trust III (which has one series, PaineWebber Small Cap Growth Fund) is to terminate its Rule 24f-2 declaration pursuant to the requirements of Rule 24f-2(b)(3). Accordingly, language regarding such termination is provided on the facing sheet of this document as required by Rule 24f-2(a)(2).


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber Investment Trust III certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the ____ day of November, 1996.


                                            PaineWebber Investment Trust III

                                            By:
                                               ---------------------------------
                                                  Dianne E. O'Donnell
                                                  Vice President & Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

      Signature                           Title                     Date

/s/ Margo N. Alexander             Trustee and President       November 4, 1996
------------------------------     (Chief Executive Officer)
Margo N. Alexander*

/s/ Richard Q. Armstrong           Trustee                     November 4, 1996
------------------------------
Richard Q. Armstrong*

/s/ E. Garret Bewkes, Jr.          Trustee                     November 4, 1996
------------------------------
E. Garret Bewkes, Jr.*

/s/ Richard R. Burt                Trustee                     November 4, 1996
------------------------------
Richard R. Burt*

/s/ Mary Farrell                   Trustee                     November 4, 1996
------------------------------
Mary Farrell*

/s/ Meyer Feldberg                 Trustee                     November 4, 1996
------------------------------
Meyer Feldberg*

/s/ George W. Gowen                Trustee                     November 4, 1996
------------------------------
George W. Gowen*

/s/ Frederic V. Malek              Trustee                     November 4, 1996
------------------------------
Frederic V. Malek*

/s/ Carl W. Schafer                Trustee                     November 4, 1996
------------------------------
Carl W. Schafer*

/s/ John R. Torell III             Trustee                     November 4, 1996
------------------------------
John R. Torell III*

/s/ Julian F. Sluyters             Vice President and          November 4, 1996
------------------------------     Treasurer (Chief Financial
Julian F. Sluyters                 and Accounting Officer)

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*    Signature  affixed by Dianne E.  O'Donnell  pursuant  to power of  attorney dated  May 21,  1996 and  incorporated  by  reference  from  Post-Effective
     Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File No. 2-89016, filed June 27, 1996.